Changes in non-cash working capital increase (decrease) (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Information About Changes In Non-cash Working Capital Increase Decrease [Abstract]
Summary of Changes in Non-cash Working Capital (Increase) Decrease

	Year ended December 31
	2025	2024
Accounts receivable	$31.9	$(18.0)
Prepaid expenses and other	1.4	(1.3)
Accounts payable, accrued liabilities and other non-current liabilities (1)	(20.4)	(20.4)
	12.9	(39.7)
Operating activities	30.6	(35.7)
Investing activities	(17.7)	(4.0)
	$12.9	$(39.7)
(1)
Includes share-based compensation plans.